Other receivables (Tables)	12 Months Ended
Jun. 30, 2012
Other Receivables Disclosure [Abstract]
Schedule of other receivables
	June 30, 2012	June 30, 2011
Receivables from an unrelated company	$1,099,910	$125,503
Advances to employees	117,394	42,740
Interest receivable	193,119	-
Miscellaneous	1,585	63,883
Other receivables	$1,412,008	$232,126